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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22712

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                           PREMIER MULTI-SERIES VIT
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                       1633 BROADWAY, NEW YORK, NY 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

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                       ALLIANZ GLOBAL INVESTORS U.S. LLC
                                 1633 BROADWAY
                              NEW YORK, NY 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-739-3000

                     DATE OF FISCAL YEAR END: DECEMBER 31

         DATE OF REPORTING PERIOD: JULY 1, 2019 THROUGH JUNE 30, 2020

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ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22712
Reporting Period: 07/01/2019 - 06/30/2020
Premier Multi-Series VIT









================== RCM Dynamic Multi-Asset Plus VIT Portfolio ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               Premier Multi-Series VIT

By (Signature and Title)*:  /s/ Thomas J. Fuccillo
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                            Name: Thomas J. Fuccillo
                            Title: President and Chief Executive Officer

Date: August 28, 2020

* Print the name and title of each signing officer under his or her signature.